Segmented Information	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segmented Information
30.	Segmented information

(a) Reportable segments

The Company operates in two segments. 1) Cannabis operations, which encompasses the production, distribution and sale of both medical and recreational cannabis and 2) Canopy Rivers, through which the Company provides growth capital and strategic support in the global cannabis sector, where federally lawful. Financial information for Canopy Rivers is included in Note 20.

(b) Entity-wide disclosures

All property, plant and equipment and intangible assets are located in Canada, except for $350,125 which is located outside of Canada at March 31, 2019 (March 31, 2018 - $6,242).

All revenues were principally generated in Canada during the year ended March 31, 2019, except for $27,865 related to exported medical cannabis and cannabis related merchandise generated outside of Canada (for the year ended March 31, 2018, revenues of $74,202 were generated within Canada and $3,746 was generated outside of Canada).

For the year ended March 31, 2019, two customers each represented more than 10% of the Company’s net revenue (for the year ended March 31, 2018 – none).